Income Taxes - Additional Information (Detail) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 31, 2019	Aug. 31, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Contingency [Line Items]
Income tax rate					10.00%
Income tax rate			21.00%	21.00%
Deferred tax liability			¥ 171,803,000		¥ 222,576,000
Operating loss carry forward			¥ 6,583,000
Operating loss carry forward period			20 years	20 years
Tax loss carry backward period			2 years	2 years
Percentage of taxable income offset by tax losses			80.00%	80.00%
Significant unrecognized tax benefit			¥ 0		0	¥ 0
Interest related to penalties			0		0	0
Significant impact on the unrecognized tax benefits for next twelve months			0		¥ 0	¥ 0
Withholding Tax Amount Paid			220,000,000
Tantan Limited [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate	15.00%
Momo Technology HK Company Limited [Member]
Income Tax Contingency [Line Items]
Special Dividend received			¥ 2,200,000,000
Withholding Tax Amount Paid | $				$ 220
High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate			15.00%	15.00%
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Income tax rate			17.00%	17.00%
Operating loss carry forward			¥ 56,847,000
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits			2016	2016
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits			2020	2020
PRC [Member]
Income Tax Contingency [Line Items]
Income tax rate			25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividends distributed by the PRC subsidiaries			10.00%	10.00%
Deferred tax liability			¥ 0
Operating loss carry forward			¥ 463,266,000
Operating loss carry forward period			5 years	5 years	5 years
Operating loss carry forward expiration year			2021	2021
PRC [Member] | High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward period			10 years	10 years	10 years
PRC [Member] | Chengdu Momo Technology Company Limited Investment [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate					15.00%
PRC [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries			5.00%	5.00%
PRC [Member] | 2015 - 2016 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Tax exemption period		2 years
PRC [Member] | 2017 - 2019 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Reduced tax rate period		3 years
Income Tax Preferential Tax Rate		12.50%
PRC [Member] | Fiscal Year 2019 [Member] | Beijing Momo Information Technology Co., Ltd. [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate			10.00%	10.00%
PRC [Member] | Fiscal Year 2019 [Member] | Beijing Momo Information Technology Co., Ltd. [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate			12.50%	12.50%
PRC [Member] | Other Entities [Member]
Income Tax Contingency [Line Items]
Income tax rate			25.00%	25.00%	25.00%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward			¥ 190,543,000
Hong Kong [Member] | Beneficial Owner [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Equity interest in a PRC-resident enterprise			25.00%
Hong Kong [Member] | The first 2 million Hong Kong dollars of profits [Member]
Income Tax Contingency [Line Items]
Income tax rate			8.25%	8.25%
Hong Kong [Member] | Remaining profits [Member]
Income Tax Contingency [Line Items]
Income tax rate			16.50%	16.50%
US [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward			¥ 76,638,000			¥ 70,055,000